Consolidated Statements of Comprehensive Income (Loss) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Comprehensive Income (Loss)
Revenues [note 6]	$ 31,068,350	$ 17,775,029
Cost of sales and services [note 24]	18,636,539	7,472,361
Gross profit	12,431,811	10,302,668
Expenses
Selling, general and administrative [note 24]	27,237,135	12,334,553
Research and development, net [note 10]	2,535,987	(731,077)
Total Expenses	29,773,122	11,603,476
Net loss from operations	(17,341,311)	(1,300,808)
Changes in fair value of strategic investments [note 11]	(21,426,218)	44,626,698
Finance costs, net [note 25]	(404,370)	(524,074)
Net earnings (loss) before income taxes	(39,171,899)	42,801,816
Income taxes [note 31]	(739,960)	1,033,412
Net earnings (loss)	(38,431,939)	41,768,404
Items that will be reclassified subsequently to profit of loss
Foreign currency translation gain on investments in foreign operations	3,444
Comprehensive income (loss)	$ (38,428,495)	$ 41,768,404
Earnings (loss) per share [note 26]
Basic	$ (0.23)	$ 0.28
Diluted	$ (0.23)	$ 0.27